Significant estimates, judgments and errors	12 Months Ended
Jun. 30, 2021
Disclosure Of Significant Estimates Judgments And Errors [Abstract]
Significant estimates, judgments and errors

9. Significant estimates, judgments and errors

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.

This note provides an overview of the areas that involved a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong. Detailed information about each of these estimates and judgments is included in Notes 1 to 8 together with information about the basis of calculation for each affected line item in the financial statements. In addition, this note also explains where there have been actual adjustments this year as a result of an error and of changes to previous estimates.

Significant estimates and judgments

The areas involving significant estimates or judgments are:

•	recognition of revenue (Note 3 and Note 23(e));
•	fair value of contingent liabilities and contingent purchase consideration in a business combination (Note 5(g) and 13);
•	recoverable amount of goodwill and other intangible assets including in-process research and development (Note 6(c));
•	useful life of intangible assets (Note 6(c));
•	recognition of deferred tax assets and deferred tax liabilities (Note 4);
•	accrued research and development and manufacturing commercialization expenses (Note 5(e));
•	fair value of share-based payments (Note 17);
•	fair value of borrowings (Note 5(f)); and
•	recognition of pre-launch inventory costs (Note 23(f)).

The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.